FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative	¥ (224,045)	$ (34,336)	¥ (215,660)	¥ (154,845)
Total operating expenses	(8,292,886)	(1,270,940)	(6,894,539)	(5,037,264)
Loss from operations	558,677	85,621	383,653	355,773
Interest income	41,373	6,341	42,614	8,017
Interest expense	(66,124)	(10,134)	(61,316)	(13,058)
Impairment loss of investments	(10,800)	(1,655)	(9,021)	(9,021)
Exchange loss	25,725	3,943	(7,663)	(5,991)
Foreign currency translation adjustment	(77,136)	(11,822)	(842)	19,227
Parent Company [Member]
Operating expenses:
General and administrative	(10,344)	(1,585)	(6,863)	(8,422)
Other operating income	1,765	270	3,207	2,837
Total operating expenses	(8,579)	(1,315)	(3,656)	(5,585)
Loss from operations	(8,579)	(1,315)	(3,656)	(5,585)
Interest income	1,066	163	9,454	3,072
Interest expense	(56,084)	(8,595)	(39,380)	0
Impairment loss of investments	0	0	0	(7,497)
Exchange loss	(3,905)	(598)	(129)	(113)
Equity in income of subsidiaries and VIE	493,494	75,631	315,008	279,835
Net income	425,992	65,286	281,297	269,712
Foreign currency translation adjustment	(77,136)	(11,822)	(842)	19,227
Comprehensive income	¥ 348,856	$ 53,464	¥ 280,455	¥ 288,939